FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

22.         FINANCIAL INFORMATION OF PARENT COMPANY

(a)Balance sheet

	As of December 31,
	2021	2022
Assets
Current assets
Cash and cash equivalents	$2	$2
Amount due from subsidiaries	27,298	49,691
Other current assets	108	108
Total current assets	27,408	49,801
TOTAL ASSETS	$27,408	$49,801

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$2,909	$4,039
Total liabilities	2,909	4,039

Equity
Ordinary Shares ($0.04 par value; 22,500,000 shares authorized; 4,499,654 and 8,948,505 shares issued as of December 31, 2021 and 2022, respectively; 4,474,836 and 8,923,687 shares outstanding as of December 31, 2021 and 2022, respectively)	181	359
Additional paid-in capital	298,685	332,746
Treasury stock (24,818 shares as of December 31, 2021 and 2022)	(1,148)	(1,148)
Accumulated deficits	(304,904)	(318,239)
Accumulated other comprehensive income	31,685	32,044
Total equity	24,499	45,762
TOTAL LIABILITIES AND EQUITY	$27,408	$49,801

(b)Statements of operations

	For the years ended December 31,
	2020	2021	2022
Operating expenses
Selling and marketing	$—	$—	$—
General and administrative	(250)	(566)	(1,231)
Total operating expenses	(250)	(566)	(1,231)
Other (loss) income, net	(32)	(11)	41
Investment income (loss) in subsidiaries	7,809	(16,758)	(12,145)
Net income (loss) attributable to holders of ordinary shares	$7,527	$(17,335)	$(13,335)

22.         FINANCIAL INFORMATION OF PARENT COMPANY- continued

(c)Statements of comprehensive income (loss)

	For the years ended December 31,
	2020	2021	2022
Net income (loss)	$7,527	$(17,335)	$(13,335)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(384)	377	359
Comprehensive income (loss) attributable to Parent Company	$7,143	$(16,958)	$(12,976)

(d)Statements of changes in equity

					(Accumulated	Accumulated
	Ordinary shares		Additional		deficits)	other
			paid-in	Treasury	retained	comprehensive	Total
	Shares	Amount	capital	stock	earnings	Income	equity
Balance as of December 31, 2020	3,738,527	152	288,879	(2,351)	(286,365)	31,308	31,623
Ordinary shares issued for share based compensation	25,989	1	—	1,203	(1,204)	—	—
Share issued	710,320	28	8,922	—	—	—	8,950
Share-based compensation	—	—	186	—	—	—	186
Capital contribution from non-controlling	—	—	698	—	—	—	698
Foreign currency translation adjustment	—	—	—	—	—	377	377
Net income	—	—	—	—	(17,335)	—	(17,335)
Balance as of December 31, 2021	4,474,836	181	298,685	(1,148)	(304,904)	31,685	24,499
Shares issued for purchase of equipment	4,448,851	178	34,001	—	—	—	34,179
Share-based compensation	—	—	60	—	—	—	60
Foreign currency translation adjustment	—	—	—	—	—	359	359
Net loss	—	—	—	—	(13,335)		(13,335)
Balance as of December 31, 2022	8,923,687	359	332,746	(1,148)	(318,239)	32,044	45,762

(e)Statements of cash flow

	For the years ended December 31,
	2020	2021	2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$7,527	$(17,335)	$(13,335)
Investment income (loss) in subsidiaries	(7,809)	16,758	12,145
Share-based compensation	186	186	60

CHANGES IN WORKING CAPITAL ACCOUNTS
Accrued expenses and other current liabilities	96	391	1,130
Net cash used in operating activities	—	—	—

CASH FLOWS FROM INVESTMENT ACTIVITIES	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES	—	—	—

Net decrease in cash, cash equivalents and restricted cash	—	—	—
Cash, cash equivalents and restricted cash, at beginning of year	2	2	2
Cash, cash equivalents and restricted cash, at end of year	$2	$2	$2

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$2,531	$8,950	$34,179

22.         FINANCIAL INFORMATION OF PARENT COMPANY- continued

(f)Notes

1.           BASIS FOR PREPARATION

The condensed financial information of the parent company, AirNet Technology Inc., only has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company uses the equity method to account for its investment in its subsidiaries.

2.           INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries, VIEs and VIEs’ subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying condensed financial information of parent company.

3.           INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.